Employee benefits and KMP disclosures, Employee Benefits Expensed (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefit expense [Abstract]
Non-Executive Director fees	$ 410	$ 410	$ 401
Executive Director fees	313	311	516
Employee benefits expense	2,485	2,990	3,674
Share-based payments	3,164	1,633	1,376
Total employee benefit expense	$ 6,372	$ 5,344	$ 5,967